DEFERRED REVENUE (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DEFERRED REVENUE
Summary of deferred revenue

	As of December 31,
	2021	2021
Advance bookings for lodges	$293,716	$379,305
Educational revenue paid in advance	1,630,723	1,026,700
Other prepaid income	638,473	140,707
Total	$2,561,912	$1,546,712

	As of December 31,
	2020	2019
Advance bookings for lodges	$379,305	$399,291
Educational revenue paid in advance	1,026,700	2,724,427
Other prepaid income	140,707	107,713
Total	$1,546,712	$3,231,431

Summary of analysis of contractual obligations

	As of December 31,
	2021	2021
Deferred revenue, beginning	$1,546,712	$3,231,431
Addition	1,773,994	1,220,972
Usage	(758,794)	(2,905,691)
Deferred revenue, ending	$2,561,912	$1,546,712